RECEIVABLES	9 Months Ended
Sep. 30, 2019
Receivables [Abstract]
RECEIVABLES	RECEIVABLES
Financing Receivables, net
A summary of financing receivables as of September 30, 2019 and December 31, 2018 is as follows:

	September 30, 2019	December 31, 2018
	(in millions)
Retail	$9,002	$9,350
Wholesale	9,382	9,749
Other	71	68
Total	$18,455	$19,167

Past due balances of financing receivables still accruing finance income represent the total balance held (principal plus accrued interest) with any payment amounts 30 days or more past the contractual payment due date. Non-performing financing receivables represent loans for which the Company has ceased accruing finance income. These receivables are generally 120 days delinquent. Finance income for non-performing receivables is recognized on a cash basis. Accrual of finance income is resumed when the receivable becomes contractually current and collections are reasonably assured.
The aging of financing receivables as of September 30, 2019 and December 31, 2018 is as follows (in millions):

	September 30, 2019
	31-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America	$24	$6	$—	$30	$6,210	$6,240	$9	$6,249
Europe	—	—	—	—	146	146	—	146
South America	13	2	8	23	1,739	1,762	38	1,800
Rest of World	3	2	1	6	801	807	—	807
Total Retail	$40	$10	$9	$59	$8,896	$8,955	$47	$9,002
Wholesale
North America	$4	$—	$—	$4	$3,669	$3,673	$3	$3,676
Europe	14	13	32	59	4,207	4,266	—	4,266
South America	—	—	1	1	722	723	53	776
Rest of World	8	6	5	19	645	664	—	664
Total Wholesale	$26	$19	$38	$83	$9,243	$9,326	$56	$9,382

	December 31, 2018
	31-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America	$21	$5	$—	$26	$6,285	$6,311	$12	$6,323
Europe	1	—	10	11	164	175	40	215
South America	11	9	7	27	1,885	1,912	83	1,995
Rest of World	2	1	—	3	814	817	—	817
Total Retail	$35	$15	$17	$67	$9,148	$9,215	$135	$9,350
Wholesale
North America	$—	$—	$—	$—	$3,613	$3,613	$18	$3,631
Europe	20	9	—	29	4,727	4,756	—	4,756
South America	—	—	—	—	656	656	—	656
Rest of World	7	3	—	10	696	706	—	706
Total Wholesale	$27	$12	$—	$39	$9,692	$9,731	$18	$9,749

Allowance for credit losses activity for the three and nine months ended September 30, 2019 and 2018 is as follows:

	Three Months Ended September 30, 2019
	Retail	Wholesale	Other	Total
Opening balance	$319	$158	$—	$477
Provision	11	2	—	13
Charge-offs, net of recoveries	(17)	(2)	—	(19)
Foreign currency translation and other	(18)	(3)	—	(21)
Ending balance	$295	$155	$—	$450

	Nine Months Ended September 30, 2019
	Retail	Wholesale	Other	Total
Opening Balance	$326	$164	$—	$490
Provision (benefit)	34	3	—	37
Charge-offs, net of recoveries	(44)	(8)	—	(52)
Foreign Currency Translation and Other	(21)	(4)	—	(25)
Ending Balance	295	155	—	450
Ending Balance: Individually Evaluated for Impairment	188	123	—	311
Ending Balance: Collectively Evaluated for Impairment	107	32	—	139
Receivables:
Ending Balance	9,002	9,382	71	18,455
Ending Balance: Individually Evaluated for Impairment	319	241	—	560
Ending Balance: Collectively Evaluated for Impairment	$8,683	$9,141	$71	$17,895

	Three Months Ended September 30, 2018
	Retail	Wholesale	Other	Total
Opening balance	$349	$193	$—	$542
Provision	13	(12)	—	1
Charge-offs, net of recoveries	(20)	(4)	—	(24)
Foreign currency translation and other	(6)	(5)	—	(11)
Ending balance	$336	$172	$—	$508

	Nine Months Ended September 30, 2018
	Retail	Wholesale	Other	Total
Opening Balance	$383	$200	$—	$583
Provision (benefit)	38	(9)	—	29
Charge-offs, net of recoveries	(60)	(5)	—	(65)
Foreign Currency Translation and Other	(25)	(14)	—	(39)
Ending Balance	336	172	—	508
Ending Balance: Individually Evaluated for Impairment	217	143	—	360
Ending Balance: Collectively Evaluated for Impairment	119	29	—	148
Receivables:
Ending Balance	9,152	9,140	74	18,366
Ending Balance: Individually Evaluated for Impairment	329	330	—	659
Ending Balance: Collectively Evaluated for Impairment	$8,823	$8,810	$74	$17,707
Allowance for credit losses activity for the year ended December 31, 2018 is as follows:

	December 31, 2018
	Retail	Wholesale	Other	Total
Opening Balance	$383	$200	$—	$583
Provision (benefit)	53	(5)	—	48
Charge-offs, net of recoveries	(85)	(15)	—	(100)
Foreign Currency Translation and Other	(25)	(16)	—	(41)
Ending Balance	326	164	—	490
Ending Balance: Individually Evaluated for Impairment	204	135	—	339
Ending Balance: Collectively Evaluated for Impairment	122	29	—	151
Receivables:
Ending Balance	9,350	9,749	68	19,167
Ending Balance: Individually Evaluated for Impairment	359	314	—	673
Ending Balance: Collectively Evaluated for Impairment	$8,991	$9,435	$68	$18,494
Financing receivables are considered impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, have provided bankruptcy notification, or require significant collection efforts. Impaired receivables are generally classified as non-performing.

	September 30, 2019				December 31, 2018
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With an allowance recorded
Retail
North America	$37	$36	$19	$39	$31	$30	$16	$33
Europe	$204	$204	$146	$215	$234	$234	$167	$249
South America	$76	$76	$21	$83	$91	$91	$20	$88
Rest of World	$2	$2	$2	$3	$3	$3	$1	$4
Wholesale
North America	$5	$5	$2	$8	$25	$23	$5	$27
Europe	$217	$217	$93	$241	$256	$256	$107	$260
South America	$15	$8	$16	$16	$23	$14	$16	$26
Rest of World	$4	$3	$12	$7	$10	$10	$7	$9
Total
Retail	$319	$318	$188	$340	$359	$358	$204	$374
Wholesale	$241	$233	$123	$272	$314	$303	$135	$322

Troubled Debt Restructurings
A restructuring of a receivable constitutes a troubled debt restructuring (“TDR”) when a lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties. As a collateral based lender, the Company typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy court proceedings. For wholesale receivables, concessions granted may include extended contract maturities, inclusion of interest-only periods, modification of a contractual interest rate to a below market interest rate and waiving of interest and principal.
TDRs are reviewed along with other receivables as part of management’s ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of collateral. In determining collateral value, the Company estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third-party guarantees.
Before removing a receivable from TDR classification, a review of the borrower is conducted. If concerns exist about the future ability of the borrower to meet its obligations based on a credit review, the TDR classification is not removed from the receivable.
As of September 30, 2019, the Company had 284 retail and finance lease contracts classified as TDRs where a court in the North America region has determined the concession. The pre-modification value was $11 million and the post-modification value was $10 million. Additionally, the Company had 346 accounts with a balance of $15 million undergoing bankruptcy proceedings where a concession has not yet been determined. As of September 30, 2018, the Company had 278 retail and finance lease contracts classified as TDRs where a court in the North America region has determined the concession. The pre-modification value of these contracts was $9 million and the post-modification value was $9 million. Additionally, the Company had 365 accounts with a balance of $17 million undergoing bankruptcy proceedings in North America where a concession has not yet been determined. As the outcome of the bankruptcy cases is determined by a court based on available assets, subsequent re-defaults are unusual and were not material for retail and finance lease contracts that were modified in a TDR during the previous twelve months ended September 30, 2019 and 2018.
As of September 30, 2019, the Company had retail and finance lease receivable contracts classified as TDRs in Europe. The pre-modification value was $88 million and the post-modification value was $81 million. Subsequent re-defaults were not material for retail and finance lease receivable contracts that were modified in a TDR during the previous twelve months ended September 30, 2019.
As of September 30, 2019 and 2018, the Company’s wholesale TDR agreements were immaterial.
Transfers of Financial Assets
The Company transfers a number of its financial receivables to securitization programs or factoring transactions.
A securitization transaction entails the sale of a portfolio of receivables to a securitization vehicle. This special purpose entity (“SPE”) finances the purchase of the receivables by issuing asset-backed securities (i.e. securities whose repayment and interest flow depend upon the cash flow generated by the portfolio). SPEs utilized in securitizations differ from other entities included in the Company’s condensed consolidated financial statements because the assets they hold are legally isolated. For bankruptcy analysis purposes, the Company has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of the SPEs’ investors. The Company’s interests in the SPEs’ receivables are subordinate to the interests of third party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay the Company’s creditors until all obligations of the SPE have been fulfilled.
These securitization trusts were determined to be VIEs, and consequently, the Company has consolidated these trusts. In its role as servicer, the Company has the power to direct the trusts’ activities. Through its retained interests, the Company has an obligation to absorb certain losses or the right to receive certain benefits that could potentially be significant to the trusts.
No recourse provisions exist that allow holders of the asset-backed securities issued by the trusts to put those securities back to the Company although the Company provides customary representations and warranties that could give rise to an obligation to repurchase from the trusts any receivables for which there is a breach of the representations and warranties. Moreover, the Company does not guarantee any securities issued by the trusts. The trusts have a limited life and generally terminate upon final distribution of amounts owed to investors or upon exercise of a cleanup-call option by the Company in its role as servicer.
Furthermore, factoring transactions may be either with recourse or without recourse; certain without recourse transfers include deferred payment clauses (for example, when the payment by the factor of a minor part of the purchase price is dependent on the total amount collected from the receivables), requiring first loss cover, meaning that the transferor takes priority participation in the losses, or requires a significant exposure to the cash flows arising from the transferred receivables to be retained. These types of transactions do not qualify for the derecognition of the assets since the risks and rewards connected with collection are not substantially transferred, and, accordingly, the Company continues to recognize the receivables transferred by this means in its balance sheet and a financial liability of the same amount under asset-backed financing.
At September 30, 2019 and December 31, 2018, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	September 30, 2019	December 31, 2018
Retail note and finance lease receivables	$6,322	$6,371
Wholesale receivables	6,480	7,052
Total	$12,802	$13,423